Rule 497(e)

File Nos. 33-73832/811-8268

FOR SHAREHOLDERS OF FIRSTHAND TECHNOLOGY VALUE FUND, FIRSTHAND TECHNOLOGY LEADERS FUND, FIRSTHAND TECHNOLOGY INNOVATORS FUND, FIRSTHAND E-COMMERCE FUND AND FIRSTHAND GLOBAL TECHNOLOGY FUND

Supplement dated October 12, 2007 to Prospectus dated April 30, 2007,

as supplemented May 21, 2007, and June 20, 2007 (the “Combined Prospectus”)

Effective immediately, the account minimums table on page 36 of the Combined Prospectus shall be replaced with the following table:

Account Minimums*

Type of Account	Initial Investment	Additional Investment
Regular Accounts	$2,000	$50
IRAs (except CESAs)	$2,000	$50
CESAs	$500	$50

* Lower minimums may be available through brokerage firms and other financial intermediaries. Financial intermediaries with omnibus accounts with the Funds may, with the Funds’ written consent, offer lower initial minimum investment amounts to clients.

Rule 497(e)

File Nos. 33-73832/811-8268

FOR SHAREHOLDERS OF FIRSTHAND  ALTERNATIVE ENERGY FUND

Supplement dated October 12, 2007

to Prospectus dated September 18, 2007 (the “ALTEX Prospectus”)

Effective immediately, the account minimums table on page 11 of the ALTEX Prospectus shall be replaced with the following table:

Account Minimums*

Type of Account	Initial Investment	Additional Investment
Regular Accounts	$2,000	$50
Regular Accounts (with automatic investment plan)**	$500	$50
IRAs (except CESAs)	$2,000	$50
CESAs	$500	$50

* Lower minimums may be available through brokerage firms and other financial intermediaries. Financial intermediaries with omnibus accounts with the Funds may, with the Funds’ written consent, offer lower initial minimum investment amounts to clients.

** Shareholders who sign up for an automatic investment plan with the Fund and agree to make monthly automatic investments in an amount equal to at least $50 may establish a regular account with the Fund with a $500 initial investment (see page 16 of the prospectus under the section “Automatic Investment Plan” for additional information).